Accounts receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Accounts Receivable [Line Items]
Current	$ 127,363	$ 125,405
Non-current	14,900	6,254
Accounts receivable	142,263	131,659
Performance Fees Receivable, Noncurrent	9,300
PBPE Fund IV
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	77,300
Management fees receivable	86,700
Management fees receivable related to current year	16,000
Management fees receivable renegotiated	11,500
Management fees receivable related to prior years	70,700
Revenue	13,200	18,100
Patria Real Estate III
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	9,400
Revenue	$ 2,500	$ 5,700